Document and Entity Information	0 Months Ended
Mar. 15, 2013
Risk/Return:
Document Type	497
Document Period End Date	Mar. 15, 2013
Registrant Name	DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC
Central Index Key	0000828475
Amendment Flag	false
Document Creation Date	Mar. 15, 2013
Document Effective Date	Mar. 15, 2013
Prospectus Date	May 01, 2012
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class A
Risk/Return:
Trading Symbol	DRNJX
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class C
Risk/Return:
Trading Symbol	DCNJX
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class Z
Risk/Return:
Trading Symbol	DZNJX
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class I
Risk/Return:
Trading Symbol	DNMIX